GOING CONCERN (Details Narrative) (USD $)	3 Months Ended			5 Months Ended	12 Months Ended	18 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ (117,861)	$ (70,505)	$ (91,839)	$ (167,190)	$ (355,034)	$ (522,224)
Common shares sold for consideration						100,000
Common shares sold for consideration, value						$ 100,000